Other Liabilities	3 Months Ended
Jan. 31, 2023
Disclosure of financial liabilities [abstract]
Other Liabilities

NOTE 12:  OTHER LIABILITIES
Other Liabilities

(millions of Canadian dollars)	As at
	January 31 2023	October 31 2022
Accounts payable, accrued expenses, and other items	$5,300	$5,040
Accrued interest	2,580	1,870
Accrued salaries and employee benefits	2,874	4,100
Cheques and other items in transit	2,130	2,116
Current income tax payable	246	151
Deferred tax liabilities	264	236
Defined benefit liability	1,310	1,286
Lease liabilities	5,122	5,313
Liabilities related to structured entities	14,813	12,120

Provisions (Note 22)	2,954	1,320
Total	$37,593	$33,552